Risks and Concentration - Schedules of Concentration of Risk, By Risk Factor (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Royal Canin China Co., Ltd [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.00%	17.00%	19.00%